Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current tax	$ 22,231	$ 12,236	$ 3,319
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(10,430)	(6,121)	2,334
Provision for income taxes	11,801	6,115	5,653
Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198
Total	10,883	5,140	3,506
Ireland
Current:
Current tax	1,684	351	4,522
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(287)	(3,825)	788
Provision for income taxes	1,216	(3,475)	5,310
U.S.
Current:
Current tax	12,290	6,367	(1,915)
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(9,715)	(1,711)	1,322
Provision for income taxes	3,669	4,656	(593)
Rest of Europe and Other
Current:
Current tax	8,257	5,518	712
Deferred expense/(benefit):
Deferred tax expense/(benefit)	$ (428)	$ (585)	$ 224